Quarterly Holdings Report
for
Fidelity® Sustainability U.S. Equity ETF
October 31, 2021
SUE-NPRT1-1221
1.9901535.100

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 97.9%
	Shares	Value
COMMUNICATION SERVICES – 5.1%
Entertainment – 1.4%
The Walt Disney Co. (a)	366	$ 61,880
Interactive Media & Services – 1.7%
Alphabet, Inc. Class A (a)	25	74,023
Media – 2.0%
Cable One, Inc.	28	47,914
Comcast Corp. Class A	834	42,892
		90,806
TOTAL COMMUNICATION SERVICES		226,709
CONSUMER DISCRETIONARY – 12.0%
Automobiles – 0.7%
General Motors Co. (a)	581	31,624
Diversified Consumer Services – 2.5%
Adtalem Global Education, Inc. (a)	1,326	48,969
Bright Horizons Family Solutions, Inc. (a)	373	61,918
		110,887
Hotels, Restaurants & Leisure – 1.6%
Marriott International, Inc. Class A (a)	442	70,729
Household Durables – 1.3%
Taylor Morrison Home Corp. (a)	1,869	57,060
Internet & Direct Marketing Retail – 1.4%
eBay, Inc.	803	61,606
Multiline Retail – 1.7%
Target Corp.	290	75,290
Specialty Retail – 2.8%
Academy Sports & Outdoors, Inc. (a)	176	7,529
The Gap, Inc.	2,037	46,220
The Home Depot, Inc.	197	73,233
		126,982
TOTAL CONSUMER DISCRETIONARY		534,178
CONSUMER STAPLES – 5.5%
Beverages – 1.4%
Keurig Dr Pepper, Inc.	1,748	63,085
Food Products – 1.8%
Darling Ingredients, Inc. (a)	940	79,449
Household Products – 2.3%
Kimberly-Clark Corp.	275	35,610
The Procter & Gamble Co.	469	67,062
		102,672
TOTAL CONSUMER STAPLES		245,206
ENERGY – 2.2%
Oil, Gas & Consumable Fuels – 2.2%
Cheniere Energy, Inc. (a)	558	57,697
Valero Energy Corp.	535	41,372
TOTAL ENERGY		99,069

	Shares	Value
FINANCIALS – 13.7%
Banks – 1.9%
Bank of America Corp.	1,749	$ 83,567
Capital Markets – 5.4%
BlackRock, Inc.	50	47,173
Moody's Corp.	183	73,959
Northern Trust Corp.	501	61,643
State Street Corp.	596	58,736
		241,511
Consumer Finance – 2.3%
American Express Co.	267	46,399
Discover Financial Services	480	54,394
		100,793
Insurance – 4.1%
Arch Capital Group Ltd. (a)	1,297	54,241
Marsh & McLennan Cos., Inc.	310	51,708
The Travelers Cos., Inc.	477	76,740
		182,689
TOTAL FINANCIALS		608,560
HEALTH CARE – 13.7%
Biotechnology – 3.5%
AbbVie, Inc.	524	60,087
Amgen, Inc.	220	45,533
Graphite Bio, Inc. (a)	884	11,262
Vertex Pharmaceuticals, Inc. (a)	194	35,877
		152,759
Health Care Equipment & Supplies – 3.2%
Danaher Corp.	345	107,561
ResMed, Inc.	132	34,704
		142,265
Health Care Providers & Services – 1.9%
Cigna Corp.	292	62,374
Guardant Health, Inc. (a)	198	23,125
		85,499
Life Sciences Tools & Services – 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	46	36,555
Pharmaceuticals – 4.3%
AstraZeneca PLC ADR	863	53,834
Merck & Co., Inc.	967	85,144
Zoetis, Inc.	244	52,753
		191,731
TOTAL HEALTH CARE		608,809
INDUSTRIALS – 9.4%
Air Freight & Logistics – 1.1%
United Parcel Service, Inc. Class B	225	48,031
Building Products – 0.8%
Johnson Controls International PLC	476	34,924

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Electrical Equipment – 3.4%
Acuity Brands, Inc.	225	$ 46,222
Generac Holdings, Inc. (a)	56	27,919
Rockwell Automation, Inc.	109	34,815
Sunrun, Inc. (a)	753	43,433
		152,389
Machinery – 0.9%
Xylem, Inc.	314	41,005
Professional Services – 3.2%
KBR, Inc.	1,134	48,127
ManpowerGroup, Inc.	426	41,173
Verisk Analytics, Inc.	251	52,777
		142,077
TOTAL INDUSTRIALS		418,426
INFORMATION TECHNOLOGY – 26.5%
IT Services – 3.1%
Accenture PLC Class A	205	73,552
PayPal Holdings, Inc. (a)	284	66,055
		139,607
Semiconductors & Semiconductor Equipment – 7.1%
Applied Materials, Inc.	509	69,555
NVIDIA Corp.	420	107,381
ON Semiconductor Corp. (a)	1,853	89,074
SolarEdge Technologies, Inc. (a)	142	50,365
		316,375
Software – 14.6%
Adobe, Inc. (a)	122	79,344
Autodesk, Inc. (a)	150	47,642
Intuit, Inc.	126	78,875
Microsoft Corp.	781	258,995
Rapid7, Inc. (a)	487	62,701
Salesforce.com, Inc. (a)	412	123,472
		651,029
Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	493	73,851
TOTAL INFORMATION TECHNOLOGY		1,180,862
MATERIALS – 3.8%
Chemicals – 1.0%
Linde PLC (a)	148	47,242

	Shares	Value

Containers & Packaging – 2.8%
Avery Dennison Corp.	260	$ 56,607
Crown Holdings, Inc.	334	34,733
O-I Glass, Inc. (a)	2,484	32,416
		123,756
TOTAL MATERIALS		170,998
REAL ESTATE – 4.4%
Equity Real Estate Investment Trusts (REITs) – 3.0%
Digital Realty Trust, Inc.	189	29,826
Prologis, Inc.	708	102,632
		132,458
Real Estate Management & Development – 1.4%
CBRE Group, Inc. Class A (a)	616	64,113
TOTAL REAL ESTATE		196,571
UTILITIES – 1.6%
Electric Utilities – 1.0%
NextEra Energy, Inc.	508	43,348
Water Utilities – 0.6%
American Water Works Co., Inc.	153	26,649
TOTAL UTILITIES		69,997
TOTAL COMMON STOCKS (Cost $4,099,159)		4,359,385
Money Market Fund – 2.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $95,182)	95,182	95,182
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $4,194,341)		4,454,567
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(211)
NET ASSETS – 100.0%		$ 4,454,356

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
5	Quarterly Report

Quarterly Report	6